Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended			12 Months Ended
	May 26, 2010	Aug. 31, 2005	Mar. 31, 2013	May 26, 2010 Common Stock [Member]	Aug. 31, 2005 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	May 26, 2010 Stock Options [Member]	May 31, 2010 Stock Options [Member]	Aug. 31, 2005 Stock Options [Member]	Mar. 31, 2013 Stock Options [Member]	Jul. 14, 2005 Stock Options [Member]	Dec. 07, 2005 Restricted Stock [Member]	May 26, 2010 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2005 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Mar. 31, 2011 Restricted Stock [Member]	Jul. 14, 2005 Restricted Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Grant options to purchase													1,495,993								598,397
Future options grants												6,766						191
Restricted stock shares awarded														585,231	35,000
Stock Option shares awarded	164,875	1,483,510
Restricted stock shares award per share				$ 8.84	$ 10.24				$ 2.65					$ 10.22	$ 8.84
Description Restricted stock shares award										Twenty percent of the shares awarded vest annually.	Twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter.					Twenty percent of the shares awarded vest annually.	Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter.
Expenses of stock awards						$ 76,000	$ 127,000	$ 166,000										$ 62,000	$ 62,000	$ 52,000
Recognized income tax benefits expenses						27,000	45,000	60,000										25,000	25,000	21,000
Fair value of stock awards vested																		75,000	75,000	0
Options expiration period			10 years
Non-vested restricted shares outstanding						98,925												21,000	28,000	35,000
Non-vested restricted shares outstanding, Value						$ 68,000												$ 134,000
Weighted average period restricted shares outstanding						2 years 2 months 12 days												2 years 2 months 12 days
Risk free interest rate									2.68%
Expected option life										6 years 6 months
Expected stock price volatility									36.55%
Dividend yield									2.71%
Portion of shares awards immediately vested			20.00%
Portion of shares awards vested annually			20.00%